Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Available-for-sale debt securities, amortized cost basis	$ 29,856	$ 10,650
Common stock, par value (in dollars per shares)	$ 5	$ 5
Common stock, authorized	1,000	1,000
Common stock, issued	1,000	1,000
Common stock, outstanding	1,000	1,000
Tax expense (benefit) in accumulated other comprehensive income	$ (61)	$ 6